Fees Summary	Aug. 02, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 0
Previously Paid Amount	0.00
Total Fee Amount	804.72
Total Offset Amount	0.00
Net Fee	804.72
Narrative - Max Aggregate Offering Price	$ 5,452,000
Final Prospectus	true